Key judgements and major sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Key judgements and major sources of estimation uncertainty
Key judgements and major sources of estimation uncertainty

4. Key judgements and major sources of estimation uncertainty

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of income, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require significant adjustments to the carrying amount of assets or liabilities in future periods.

On an ongoing basis, the Group evaluates its estimates, assumptions, and judgments.

The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

4.1. Key judgements

4.1.1. Going concern

The Group regularly monitors its cash position and its ability to continue as a going concern at each reporting period. When assessing going concern, the Group mainly considers the following:

●	Cash and cash equivalents available at the reporting date;
●	Cash use projected in accordance with the approved budget for next 12-month period as from the issuance date of the financial statements; and
●	Availability of grant funding;

Whilst the current cash position is sufficient for the Group to operate as a going concern for next 12 months, the executive management committee and the Board regularly assess if the Company’s research and development activities continue to deliver added value. The Company may seek additional funding to support the continuing development of its portfolio of products or to allow it to be able to execute other business opportunities.

Based on the above and the actions the Company has taken, management has concluded that the substantial doubt about its ability to continue as a going concern has been alleviated beyond 12 months from issuance of these financial statements, and these financial statements have been prepared on a going concern basis.

4.2. Key sources of estimation uncertainty

4.2.1. Share-based payment transactions—ESOP warrants

The Company measures the cost of equity-settled transactions with employees and consultants by reference to the fair value of the equity instruments at the date at which they are accepted by the beneficiary. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility, dividend yield and fair value of the underlying common shares (which itself relies on probability of exit scenarios and volatility) determined by using an OPM valuation approach.

As the Group progressed further toward an initial public offering, the fair value determination of the ESOP common shares was updated to a combination of probability weighted scenarios under an option pricing model and a net present value analysis taking into account last capital round(s), changes in the value since the last capital round(s) and different exit scenarios of an IPO and M&A transaction.

The assumptions and models, using the Black-Scholes valuation approach for estimating the fair value of share- based payment transactions and other estimates, are disclosed in note 20.1.

In measuring the expense for ESOP share-based payment transactions, the Company must estimate the vesting period. This estimation is based on the vesting schedule outlined in the plans, and on certain liquidity events, such as an initial public offering (IPO). Accelerated or delayed vesting may occur leading to a revision of the estimated vesting period. The corresponding assumptions regarding vesting period are also disclosed in note 20.1.

4.2.2. Profit share certificate

The Company has a profit share certificate granted to a third party. Refer to note 2.2.8.2. for information on the accounting policy in this respect. The Company measures the profit share certificate by reference to the fair value of the equity instruments at the date at which the profit share certificate was granted. Refer to note 20.2 for a description of the valuation of the profit share certificate and key inputs. Estimating fair value for the profit share certificate requires determining the applicable profit share percentage at grant date based on the contractual terms of the profit share certificate and determination of the volatility and potential exit scenarios as part of the fair value calculation of the underlying common share values.

No subsequent revaluation shall be made to total equity in accordance with IFRS 2.23 after the vesting date.

4.2.3. Identification and valuation of intangible assets in a business combination

The Company has acquired and may continue to acquire significant intangible assets in connection with business combinations that the Company measures at fair value. The fair value of in-process R&D has been estimated based on “Relief from Royalty” (RfR), which is an income approach valuation method. It calculates the value based on the hypothetical royalty payments the Company would save by owning the intangible asset itself compared to paying license fees or royalties to a third party for using the asset. The RfR calculation involves assumptions for both the royalty rate used and the discounted future economic benefits or cashflows (future revenue projections, discount rate equal to the Weighted Average Cost of Capital (WACC) and the applicable statutory tax rate). The royalty rate used within the calculation is based upon the average rate from ten similar transactions within the pharmaceutical and biotech industry.

In-process R&D acquired in a business combination is capitalized as an intangible asset not yet available for use until regulatory approval is obtained, at which time it is accounted for as a definite-lived asset and amortized over its estimated useful life.

4.2.4. Impairment of intangible assets not available for use and goodwill

Goodwill and intangible assets not yet available for use are tested for impairment annually on December 31 or when an event occurs that could indicate that the asset may be impaired. See notes 10 and 11 to the consolidated financial statements for additional information.

As goodwill and intangible assets recognized result from the acquisition of Agomab Spain and relate to the R&D activities in Spain, goodwill and intangible assets are allocated to the same CGU (Agomab Spain). For the impairment test of intangible assets not yet available for use and goodwill, the Company applies the value in use approach (discounted cash flows) that requires significant estimates with respect to future sales volume, revenue and expense growth rates, changes in working capital, appropriate discount rate and other assumptions and estimates. The estimates and assumptions used are consistent with the Company’s business plans and a market participant view. The use of alternative estimates and assumptions could increase or decrease the estimated value in use of the CGU and could potentially impact the Group’s profit or loss. Actual results may differ from the Group’s estimates.

4.2.5. Measurement of contingent considerations

The fair value measurement of the contingent consideration liabilities is determined as of the acquisition date based on significant unobservable inputs, including the discount rate, the estimated probabilities and timing of achieving specified development and regulatory milestones. Contingent consideration liabilities are remeasured to fair value at each subsequent reporting date until the related contingency is resolved. The potential contingent consideration payments are estimated by applying a probability-weighted expected payment model for contingent milestone payments which are then discounted to present value. Changes to the fair value of the contingent consideration liabilities can result from changes to one or a number of inputs, including discount rates, the probabilities of achieving the milestones and the time required to achieve the milestones. Significant judgment is employed in determining the appropriateness of certain of these inputs. Changes to the inputs described above could have a significant impact on the Group’s financial position and profit or loss in any given period. Refer to note 23 for more information on the contingent consideration key inputs.

4.2.6 Anti-Dilution warrants

The Company has issued anti-dilution warrants that are measured at fair value on each reporting date. The fair value of such derivatives is estimated by applying valuation models in which the Company uses market data to the extent available. The description of the valuation models and unobservable inputs applied, as well as the impact on the fair value of reasonably possible changes in the value of the respective significant unobservable inputs at the end of the reporting period, is provided in note 18.